American Century Investments®
Quarterly Portfolio Holdings
Equity Growth Fund
March 31, 2021

Equity Growth - Schedule of Investments
MARCH 31, 2021 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
COMMON STOCKS — 98.4%
Aerospace and Defense — 0.8%
Boeing Co. (The)(1)	33,677	8,578,205
Raytheon Technologies Corp.	30,462	2,353,799
Textron, Inc.	172,393	9,667,800
		20,599,804
Air Freight and Logistics — 0.8%
FedEx Corp.	75,078	21,325,155
Airlines — 0.6%
Alaska Air Group, Inc.(1)	121,034	8,376,763
Delta Air Lines, Inc.(1)	68,997	3,331,175
Southwest Airlines Co.(1)	71,190	4,346,862
		16,054,800
Auto Components — 0.7%
Lear Corp.	55,588	10,075,325
Magna International, Inc.	92,720	8,163,069
		18,238,394
Automobiles — 2.2%
Ford Motor Co.(1)	2,141,089	26,228,340
General Motors Co.(1)	206,595	11,870,949
Tesla, Inc.(1)	26,421	17,647,378
		55,746,667
Banks — 2.8%
Bank of America Corp.	768,432	29,730,634
CIT Group, Inc.	67,629	3,483,570
Citigroup, Inc.	145,837	10,609,642
East West Bancorp, Inc.	89,065	6,572,997
JPMorgan Chase & Co.	99,706	15,178,244
Truist Financial Corp.	111,024	6,474,920
		72,050,007
Biotechnology — 1.8%
AbbVie, Inc.	275,001	29,760,608
Amgen, Inc.	15,623	3,887,159
Incyte Corp.(1)	115,465	9,383,840
Sage Therapeutics, Inc.(1)	35,300	2,642,205
		45,673,812
Building Products — 1.0%
Masco Corp.	411,779	24,665,562
Capital Markets — 1.9%
Goldman Sachs Group, Inc. (The)	26,374	8,624,298
Morgan Stanley	282,984	21,976,537
State Street Corp.	212,386	17,842,548
		48,443,383
Chemicals — 1.6%
Dow, Inc.	164,042	10,488,846
Mosaic Co. (The)	373,761	11,814,585
Olin Corp.	103,899	3,945,045
Sherwin-Williams Co. (The)	21,045	15,531,420
		41,779,896

Commercial Services and Supplies — 0.5%
Waste Management, Inc.	99,698	12,863,036
Communications Equipment — 1.0%
Cisco Systems, Inc.	315,196	16,298,785
Lumentum Holdings, Inc.(1)	110,331	10,078,737
		26,377,522
Construction and Engineering — 0.8%
MasTec, Inc.(1)	46,396	4,347,305
Quanta Services, Inc.	179,801	15,818,892
		20,166,197
Consumer Finance — 0.6%
Synchrony Financial	399,952	16,262,048
Containers and Packaging — 0.5%
WestRock Co.	231,589	12,054,207
Distributors — 0.3%
LKQ Corp.(1)	152,444	6,452,955
Diversified Consumer Services — 0.2%
Graham Holdings Co., Class B	7,135	4,013,009
Diversified Financial Services — 1.1%
Berkshire Hathaway, Inc., Class B(1)	112,961	28,858,147
Diversified Telecommunication Services — 2.1%
AT&T, Inc.	882,510	26,713,578
Verizon Communications, Inc.	469,957	27,327,999
		54,041,577
Electric Utilities — 0.1%
NextEra Energy, Inc.	27,378	2,070,051
Electrical Equipment — 1.7%
Eaton Corp. plc	153,736	21,258,614
Emerson Electric Co.	239,027	21,565,016
		42,823,630
Electronic Equipment, Instruments and Components — 0.8%
Arrow Electronics, Inc.(1)	181,663	20,131,894
Energy Equipment and Services — 0.4%
Baker Hughes Co.	324,981	7,022,839
Schlumberger NV	112,810	3,067,304
		10,090,143
Entertainment — 1.7%
Electronic Arts, Inc.	84,961	11,501,171
Madison Square Garden Sports Corp.(1)	55,463	9,953,390
Take-Two Interactive Software, Inc.(1)	60,006	10,603,060
Walt Disney Co. (The)(1)	64,223	11,850,428
		43,908,049
Equity Real Estate Investment Trusts (REITs) — 1.2%
Iron Mountain, Inc.	352,334	13,039,881
Simon Property Group, Inc.	108,095	12,297,968
Spirit Realty Capital, Inc.	126,379	5,371,108
		30,708,957
Food and Staples Retailing — 1.4%
Kroger Co. (The)	525,158	18,900,437
Walgreens Boots Alliance, Inc.	72,351	3,972,070
Walmart, Inc.	87,475	11,881,729
		34,754,236
Food Products — 1.6%
General Mills, Inc.	86,763	5,320,307
J.M. Smucker Co. (The)	35,020	4,431,081

Tyson Foods, Inc., Class A	431,272	32,043,509
		41,794,897
Health Care Equipment and Supplies — 1.8%
Danaher Corp.	106,604	23,994,428
Medtronic plc	176,657	20,868,492
		44,862,920
Health Care Providers and Services — 4.9%
Anthem, Inc.	48,080	17,258,316
Cardinal Health, Inc.	33,602	2,041,322
CVS Health Corp.	316,705	23,825,717
Humana, Inc.	57,134	23,953,430
Laboratory Corp. of America Holdings(1)	64,538	16,459,126
McKesson Corp.	83,620	16,309,245
UnitedHealth Group, Inc.	67,935	25,276,575
		125,123,731
Health Care Technology — 0.4%
Cerner Corp.	123,006	8,841,671
Hotels, Restaurants and Leisure — 2.5%
Aramark	234,240	8,849,587
Booking Holdings, Inc.(1)	4,731	11,022,473
Darden Restaurants, Inc.	74,114	10,524,188
Las Vegas Sands Corp.(1)	53,917	3,275,997
Six Flags Entertainment Corp.(1)	135,830	6,312,020
Starbucks Corp.	27,613	3,017,273
Texas Roadhouse, Inc.(1)	127,320	12,215,081
Vail Resorts, Inc.(1)	31,205	9,101,250
		64,317,869
Household Products — 1.3%
Clorox Co. (The)	40,872	7,883,391
Colgate-Palmolive Co.	329,966	26,011,220
		33,894,611
Industrial Conglomerates — 1.7%
3M Co.	115,948	22,340,861
Honeywell International, Inc.	100,230	21,756,926
		44,097,787
Interactive Media and Services — 4.3%
Alphabet, Inc., Class A(1)	36,107	74,471,410
Facebook, Inc., Class A(1)	118,793	34,988,102
		109,459,512
Internet and Direct Marketing Retail — 3.6%
Amazon.com, Inc.(1)	26,207	81,086,555
eBay, Inc.	173,551	10,628,263
		91,714,818
IT Services — 3.0%
Accenture plc, Class A	45,741	12,635,951
Akamai Technologies, Inc.(1)	94,844	9,664,604
Cognizant Technology Solutions Corp., Class A	155,034	12,111,256
International Business Machines Corp.	104,413	13,914,076
PayPal Holdings, Inc.(1)	115,443	28,034,178
		76,360,065
Leisure Products — 0.3%
Polaris, Inc.	47,238	6,306,273
Life Sciences Tools and Services — 0.2%
Thermo Fisher Scientific, Inc.	10,522	4,802,030

Machinery — 1.1%
CNH Industrial NV(1)	1,578,503	24,687,787
Kennametal, Inc.	78,173	3,124,575
		27,812,362
Media — 1.2%
Comcast Corp., Class A	380,861	20,608,389
Liberty Broadband Corp., Class C(1)	60,742	9,120,411
		29,728,800
Metals and Mining — 1.5%
Cleveland-Cliffs, Inc.	597,301	12,011,723
Freeport-McMoRan, Inc.(1)	333,019	10,966,316
Reliance Steel & Aluminum Co.	105,148	16,012,989
		38,991,028
Multiline Retail — 1.3%
Dollar Tree, Inc.(1)	54,247	6,209,112
Target Corp.	129,134	25,577,571
		31,786,683
Oil, Gas and Consumable Fuels — 3.2%
Chevron Corp.	224,954	23,572,930
ConocoPhillips	91,165	4,829,010
DCP Midstream LP	173,743	3,763,273
Exxon Mobil Corp.	243,907	13,617,328
New Fortress Energy, Inc.	150,515	6,910,144
Phillips 66	125,076	10,198,697
Valero Energy Corp.	45,411	3,251,427
Williams Cos., Inc. (The)	684,752	16,221,775
		82,364,584
Personal Products — 0.5%
Coty, Inc., Class A(1)	435,173	3,920,909
Herbalife Nutrition Ltd.(1)	164,361	7,291,054
		11,211,963
Pharmaceuticals — 4.2%
Bristol-Myers Squibb Co.	513,173	32,396,611
Johnson & Johnson	217,556	35,755,329
Merck & Co., Inc.	276,366	21,305,055
Pfizer, Inc.	514,150	18,627,655
		108,084,650
Professional Services — 0.4%
Robert Half International, Inc.	71,231	5,561,004
TriNet Group, Inc.(1)	71,078	5,541,241
		11,102,245
Road and Rail — 0.3%
Ryder System, Inc.	101,431	7,673,255
Semiconductors and Semiconductor Equipment — 7.9%
Applied Materials, Inc.	263,070	35,146,152
Broadcom, Inc.	70,608	32,738,105
Intel Corp.	42,733	2,734,912
KLA Corp.	50,824	16,792,250
Lam Research Corp.	28,624	17,038,150
Micron Technology, Inc.(1)	290,449	25,620,506
Qorvo, Inc.(1)	106,739	19,501,215
QUALCOMM, Inc.	192,560	25,531,530
Synaptics, Inc.(1)	30,616	4,146,019
Texas Instruments, Inc.	121,918	23,041,283
		202,290,122

Software — 11.0%
Adobe, Inc.(1)	36,628	17,411,852
Autodesk, Inc.(1)	49,869	13,821,193
Cadence Design Systems, Inc.(1)	132,304	18,124,325
Citrix Systems, Inc.	52,945	7,431,360
CommVault Systems, Inc.(1)	83,195	5,366,078
Fortinet, Inc.(1)	65,686	12,113,812
Intuit, Inc.	30,236	11,582,202
j2 Global, Inc.(1)	56,048	6,717,913
Microsoft Corp.	469,720	110,745,885
Oracle Corp. (New York)	298,400	20,938,728
salesforce.com, Inc.(1)	80,236	16,999,601
ServiceNow, Inc.(1)	30,029	15,017,803
Varonis Systems, Inc.(1)	164,157	8,427,821
VMware, Inc., Class A(1)	103,076	15,507,784
		280,206,357
Specialty Retail — 4.7%
AutoNation, Inc.(1)	162,639	15,161,208
AutoZone, Inc.(1)	5,863	8,233,411
Best Buy Co., Inc.	198,664	22,808,614
Dick's Sporting Goods, Inc.	126,990	9,670,288
Home Depot, Inc. (The)	111,880	34,151,370
Lowe's Cos., Inc.	155,486	29,570,327
		119,595,218
Technology Hardware, Storage and Peripherals — 5.2%
Apple, Inc.	1,063,595	129,918,129
NCR Corp.(1)	80,143	3,041,427
		132,959,556
Textiles, Apparel and Luxury Goods — 0.6%
PVH Corp.(1)	48,225	5,097,382
Tapestry, Inc.(1)	227,309	9,367,404
		14,464,786
Trading Companies and Distributors — 1.1%
United Rentals, Inc.(1)	82,999	27,332,401
TOTAL COMMON STOCKS (Cost $1,806,270,264)		2,507,333,332
TEMPORARY CASH INVESTMENTS — 2.7%
Repurchase Agreement, BMO Capital Markets Corp., (collateralized by various U.S. Treasury obligations, 1.875% - 2.50%, 11/30/21 - 2/15/46, valued at $12,607,004), in a joint trading account at 0.01%, dated 3/31/21, due 4/1/21 (Delivery value $12,359,383)		12,359,381
Repurchase Agreement, Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 1.875% - 2.125%, 5/31/26 - 6/30/26, valued at $42,037,288), at 0.00%, dated 3/31/21, due 4/1/21 (Delivery value $41,213,000)		41,213,000
State Street Institutional U.S. Government Money Market Fund, Premier Class	16,046,651	16,046,651
TOTAL TEMPORARY CASH INVESTMENTS (Cost $69,619,032)		69,619,032
TOTAL INVESTMENT SECURITIES — 101.1% (Cost $1,875,889,296)		2,576,952,364
OTHER ASSETS AND LIABILITIES — (1.1)%		(27,073,975)
TOTAL NET ASSETS — 100.0%		$2,549,878,389

FUTURES CONTRACTS PURCHASED
Reference Entity	Contracts	Expiration Date	Notional Amount	Unrealized Appreciation (Depreciation)^
S&P 500 E-Mini	167	June 2021	$33,127,790	$387,557
^Amount represents value and unrealized appreciation (depreciation).

NOTES TO SCHEDULE OF INVESTMENTS
(1)Non-income producing.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price.

Open-end management investment companies are valued at the reported NAV per share. Repurchase agreements are valued at cost, which approximates fair value. Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate exchange.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Directors or its delegate, in accordance with policies and procedures adopted by the Board of Directors. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s NAV per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Directors, or its delegate, deems appropriate. The fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)
Assets
Investment Securities
Common Stocks	2,507,333,332	—	—
Temporary Cash Investments	16,046,651	53,572,381	—
	2,523,379,983	53,572,381	—
Other Financial Instruments
Futures Contracts	387,557	—	—
This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.